Loans - Loans Individually Evaluated for Impairment by Class of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	$ 66,585	$ 95,358
Recorded investment	56,564	70,426	$ 80,664
Allowance for loan losses allocated	684	548
Impaired Financing Receivable, Average Recorded Investment	67,070	79,496	70,762
Impaired Financing Receivable, Interest Income, Cash Basis Method	2,708	4,777	1,963
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	18,039	20,624	30,595
Impaired Financing Receivable, Average Recorded Investment	23,154	26,821	20,179
Impaired Financing Receivable, Interest Income, Cash Basis Method	963	885	340
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	18,142	24,474	18,025
Impaired Financing Receivable, Average Recorded Investment	21,692	22,828	17,883
Impaired Financing Receivable, Interest Income, Cash Basis Method	903	884	550
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	1,324	2,226	6,720
Impaired Financing Receivable, Average Recorded Investment	1,729	5,503	7,732
Impaired Financing Receivable, Interest Income, Cash Basis Method	64	66	47
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	19,059	23,102	25,324
Impaired Financing Receivable, Average Recorded Investment	20,490	24,341	24,968
Impaired Financing Receivable, Interest Income, Cash Basis Method	778	2,942	$ 1,026
Consumer
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	5	3
With no related allowance recorded | Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	19,899	41,075
Recorded investment	14,704	19,965
With no related allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	18,974	23,961
Recorded investment	18,060	23,474
With no related allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	2,788	3,662
Recorded investment	1,324	2,226
With no related allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	19,346	24,409
Recorded investment	$ 19,012	$ 22,687